Subsequent Events (Details) - USD ($)	1 Months Ended		6 Months Ended
	Sep. 22, 2020	Jul. 29, 2020	Jun. 30, 2020
Subsequent Events (Textual)
Underwriting fees			$ 5,000,000
MTS Agreement [Member]
Subsequent Events (Textual)
Financial advisory services			1,750,000
Underwriting Agreement [Member]
Subsequent Events (Textual)
Deferred fee			$ 8,750,000
Subsequent Event [Member]
Subsequent Events (Textual)
Combination of stock and cash		$ 650,000,000
Tax liabilities		1,000,000
Cash and cash equivalents		45,000,000
Number of shares investor agreed to purchase		$ 16,500,000
Common stock share price in private placement		$ 10.00
Merger agreement, description		(a) the Company's cash and cash equivalents as of the closing (including proceeds in connection with the Private Placement (as defined in the Merger Agreement) and the funds in the Company's trust account), plus (b) Specialists on Call's cash and cash equivalents as of the closing, minus (c) the amount of cash required to satisfy the Company's stockholder redemptions, minus (d) the Company's and Specialists on Call's transaction costs, minus (e) Specialists on Call's indebtedness as of the closing, minus (f) $45,000,000. The remainder of the Merger Consideration will be paid in a number of shares of newly-issued Company Class A common stock valued at the redemption amount payable to the Company's public stockholders that elect to redeem their shares of Company Class A common stock in connection with the closing. In addition, the Company will pay off, or cause to be paid off, on behalf of Specialists on Call and in connection with the closing, Specialists on Call's outstanding indebtedness for borrowed money.
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Events (Textual)
Underwriting fees	$ 5,000,000